Taxation - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019
Taxation
Statutory income tax rate of the PRC		25.00%	25.00%	25.00%	25.00%
Withholding income tax percentage						10.00%
Percentage of share holding in FIE						25.00%
Withholding tax amount		¥ 0		¥ 0
Income tax expense/(credit)		¥ 434	$ 61	¥ 207	¥ 376
HONG KONG | Inland Revenue, Hong Kong | Minimum
Taxation
Withholding income tax percentage						5.00%
CHINA | State Administration of Taxation, China
Taxation
Statutory income tax rate of the PRC		25.00%	25.00%
Preferential tax rate		15.00%	15.00%	15.00%	15.00%
HNTE reapply status		3 years	3 years
SINGAPORE
Taxation
Statutory income tax rate of the PRC		17.00%	17.00%
Withholding income tax percentage		0.00%	0.00%
Income tax expense/(credit)		¥ (100)		¥ 100	¥ 300
Assessable profits on the first HK$2 million | HONG KONG | Inland Revenue, Hong Kong
Taxation
Statutory income tax rate of the PRC	8.25%
Assessable profits in excess of HK$2 million | HONG KONG | Inland Revenue, Hong Kong
Taxation
Statutory income tax rate of the PRC	16.50%